Quarterly Holdings Report
for
Fidelity® Equity Growth K6 Fund
August 31, 2025
EGK-NPRT3-1025
1.9909904.102
Common Stocks - 84.5%
	Shares	Value ($)
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	8,607	2,012,355
BRAZIL - 0.8%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
MercadoLibre Inc (a)	824	2,037,678
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA ADR	39,494	405,998
TOTAL BRAZIL		2,443,676
CANADA - 1.1%
Information Technology - 0.4%
IT Services - 0.4%
Shopify Inc Class A (United States) (a)	8,940	1,263,043
Materials - 0.7%
Metals & Mining - 0.7%
Agnico Eagle Mines Ltd/CA (United States)	7,700	1,110,109
Franco-Nevada Corp	6,100	1,149,644
		2,259,753
TOTAL CANADA		3,522,796
CHINA - 1.6%
Communication Services - 1.2%
Interactive Media & Services - 1.2%
Tencent Holdings Ltd	44,781	3,468,043
Consumer Discretionary - 0.4%
Automobiles - 0.4%
BYD Co Ltd H Shares	93,163	1,314,326
TOTAL CHINA		4,782,369
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Auto1 Group SE (a)	34,340	1,161,039
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	500	29,515
ISRAEL - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Gamida Cell Ltd rights (a)(b)	10,294	0
Gamida Cell Ltd warrants 4/21/2028 (a)(b)	501	0
		0
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (a)	21,102	387,855
TOTAL ISRAEL		387,855
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc	7,100	1,354,716
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (a)	400	284,880
TAIWAN - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	25,117	5,798,762
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Flutter Entertainment PLC (a)	5,427	1,667,012
UNITED STATES - 76.9%
Communication Services - 11.5%
Entertainment - 3.7%
Live Nation Entertainment Inc (a)	7,421	1,235,522
Netflix Inc (a)	5,504	6,650,208
ROBLOX Corp Class A (a)	8,868	1,104,864
Spotify Technology SA (a)	3,400	2,318,392
		11,308,986
Interactive Media & Services - 7.8%
Alphabet Inc Class A	53,954	11,487,346
Meta Platforms Inc Class A	15,457	11,418,086
Reddit Inc Class A (a)	3,800	855,304
		23,760,736
TOTAL COMMUNICATION SERVICES		35,069,722

Consumer Discretionary - 8.9%
Automobiles - 0.4%
Tesla Inc (a)	4,000	1,335,480
Broadline Retail - 4.0%
Amazon.com Inc (a)	52,969	12,129,902
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (a)	1,628	484,916
Hotels, Restaurants & Leisure - 2.3%
Airbnb Inc Class A (a)	9,916	1,294,335
Booking Holdings Inc	439	2,457,983
Hilton Worldwide Holdings Inc	6,718	1,854,571
Viking Holdings Ltd (a)	20,819	1,324,505
		6,931,394
Household Durables - 0.8%
DR Horton Inc	8,203	1,390,244
SharkNinja Inc (a)	9,200	1,076,032
		2,466,276
Specialty Retail - 1.2%
AutoZone Inc (a)	200	839,706
Lowe's Cos Inc	3,309	853,921
Ross Stores Inc	6,400	941,824
Williams-Sonoma Inc	6,286	1,182,962
		3,818,413
TOTAL CONSUMER DISCRETIONARY		27,166,381

Consumer Staples - 1.9%
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp	2,049	1,932,863
Personal Care Products - 0.7%
Estee Lauder Cos Inc/The Class A	22,718	2,083,922
Tobacco - 0.6%
Philip Morris International Inc	11,700	1,955,421
TOTAL CONSUMER STAPLES		5,972,206

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Cheniere Energy Inc	8,307	2,008,799
EQT Corp	5,100	264,384
Range Resources Corp	545	18,677
		2,291,860
Financials - 8.3%
Banks - 0.5%
Bank of America Corp	27,328	1,386,623
Capital Markets - 2.5%
Cboe Global Markets Inc	4,894	1,154,739
Charles Schwab Corp/The	15,100	1,447,184
Coinbase Global Inc Class A (a)	4,300	1,309,522
Evercore Inc Class A	711	228,622
Intercontinental Exchange Inc	5,862	1,035,229
Morgan Stanley	16,827	2,532,128
		7,707,424
Consumer Finance - 0.5%
Capital One Financial Corp	6,336	1,439,666
Financial Services - 4.7%
Apollo Global Management Inc	13,900	1,893,597
Mastercard Inc Class A	19,920	11,858,177
Toast Inc Class A (a)	14,796	667,299
		14,419,073
Insurance - 0.1%
Arthur J Gallagher & Co	1,989	602,169
TOTAL FINANCIALS		25,554,955

Health Care - 6.4%
Biotechnology - 1.6%
Alnylam Pharmaceuticals Inc (a)	8,875	3,962,776
Blueprint Medicines Corp rights (a)(b)	936	0
Insmed Inc (a)	5,400	734,940
Legend Biotech Corp ADR (a)	7,622	264,712
		4,962,428
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp (a)	28,049	2,959,170
Edwards Lifesciences Corp (a)	22,538	1,833,241
Insulet Corp (a)	4,300	1,461,484
Penumbra Inc (a)	2,450	667,968
		6,921,863
Health Care Providers & Services - 0.3%
CVS Health Corp	10,400	760,760
HealthEquity Inc (a)	1,892	169,012
		929,772
Health Care Technology - 0.2%
Veeva Systems Inc Class A (a)	2,795	752,414
Pharmaceuticals - 2.0%
Eli Lilly & Co	6,315	4,626,243
Royalty Pharma PLC Class A	38,440	1,383,071
		6,009,314
TOTAL HEALTH CARE		19,575,791

Industrials - 5.5%
Aerospace & Defense - 1.1%
Anduril Industries Inc Class B (b)(c)	200	8,176
Boeing Co (a)	8,394	1,969,904
GE Aerospace	4,772	1,313,254
		3,291,334
Building Products - 0.7%
Trane Technologies PLC	5,019	2,085,896
Construction & Engineering - 0.4%
Dycom Industries Inc (a)	2,400	605,928
EMCOR Group Inc	900	558,000
		1,163,928
Electrical Equipment - 0.9%
GE Vernova Inc	4,530	2,776,754
Ground Transportation - 0.0%
Uber Technologies Inc (a)	283	26,531
Machinery - 1.6%
Deere & Co	4,433	2,121,811
Ingersoll Rand Inc	4,640	368,555
Parker-Hannifin Corp	1,100	835,285
Westinghouse Air Brake Technologies Corp	7,723	1,494,401
		4,820,052
Professional Services - 0.2%
Equifax Inc	3,275	806,633
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc (United Kingdom)	3,882	899,845
United Rentals Inc	1,117	1,068,232
		1,968,077
TOTAL INDUSTRIALS		16,939,205

Information Technology - 31.2%
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	20,809	2,265,268
Flex Ltd (a)	9,144	490,301
Jabil Inc	1,942	397,780
		3,153,349
Semiconductors & Semiconductor Equipment - 14.3%
Broadcom Inc	28,905	8,596,058
Marvell Technology Inc	17,200	1,081,278
NVIDIA Corp	194,583	33,892,467
		43,569,803
Software - 12.2%
Cadence Design Systems Inc (a)	3,000	1,051,290
Circle Internet Group Inc Class A (d)	400	52,792
Datadog Inc Class A (a)	6,700	915,756
Microsoft Corp	56,441	28,598,090
OpenAI Global LLC rights (a)(b)(c)	70,200	144,612
Oracle Corp	16,991	3,842,175
Palantir Technologies Inc Class A (a)	8,500	1,332,035
Synopsys Inc (a)	2,400	1,448,448
		37,385,198
Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc	48,929	11,358,378
TOTAL INFORMATION TECHNOLOGY		95,466,728

Materials - 1.1%
Chemicals - 1.0%
Corteva Inc	21,908	1,625,355
Sherwin-Williams Co/The	3,600	1,316,988
		2,942,343
Metals & Mining - 0.1%
Carpenter Technology Corp	2,059	495,971
TOTAL MATERIALS		3,438,314

Real Estate - 0.7%
Health Care REITs - 0.2%
Ventas Inc	9,600	653,568
Real Estate Management & Development - 0.5%
Zillow Group Inc Class C (a)	17,660	1,488,915
TOTAL REAL ESTATE		2,142,483

Utilities - 0.7%
Electric Utilities - 0.6%
Constellation Energy Corp	1,600	492,768
NRG Energy Inc	8,348	1,215,135
		1,707,903
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	2,800	529,508
TOTAL UTILITIES		2,237,411

TOTAL UNITED STATES		235,855,056
TOTAL COMMON STOCKS (Cost $221,411,800)		259,300,031

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (a)(b)(c)	400	5,272
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series F (a)(b)(c)	1,470	60,094
Anduril Industries Inc Series G (b)(c)	214	8,748
		68,842
Information Technology - 0.1%
IT Services - 0.1%
X.Ai Holdings Corp Series C (b)(c)	4,600	168,176
Software - 0.0%
Anthropic PBC Series F (b)(c)	1,000	140,970
TOTAL INFORMATION TECHNOLOGY		309,146

TOTAL UNITED STATES		383,260
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $286,364)		383,260

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	343,878	343,947
Fidelity Securities Lending Cash Central Fund (e)(f)	4.36	40,121	40,125
TOTAL MONEY MARKET FUNDS (Cost $384,072)			384,072

TOTAL INVESTMENT IN SECURITIES - 84.7% (Cost $222,082,236)	260,067,363
NET OTHER ASSETS (LIABILITIES) - 15.3%	47,095,579
NET ASSETS - 100.0%	307,162,942

Legend

(a)	Non-income producing.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $536,048 or 0.2% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	5,104

Anduril Industries Inc Class B	6/16/2025	8,177

Anduril Industries Inc Series F	8/7/2024	31,953

Anduril Industries Inc Series G	4/17/2025	8,749

Anthropic PBC Series F	8/18/2025	140,968

OpenAI Global LLC rights	9/30/2024	70,200

X.Ai Holdings Corp Series C	11/22/2024	99,590

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,645,705	124,618,288	126,920,046	148,881	-	-	343,947	343,878	0.0%
Fidelity Securities Lending Cash Central Fund	228,675	12,101,949	12,290,499	23,552	-	-	40,125	40,121	0.0%
Total	2,874,380	136,720,237	139,210,545	172,433	-	-	384,072

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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